Employee costs	12 Months Ended
Dec. 31, 2022
Employee costs
Employee costs

9.  Employee costs

	Year ended December 31,
	2022	2021	2020
	$’m	$’m	$’m
Wages and salaries	334	345	338
Social security costs	91	82	74
Defined benefit plan pension costs (note 20)	13	12	7
Defined contribution plan pension costs (note 20)	17	17	15
Group employee costs	455	456	434

	At December 31,
Employees	2022	2021	2020
Europe	3,420	3,196	2,938
Americas	2,899	2,565	1,937
Group	6,319	5,761	4,875